Marketable securities and other securities investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities			¥ 248,046
Gross realized gains on sales of available-for-sale securities			7,684
Gross realized losses on sales of available-for-sale securities			278
Impairment losses recognized on available-for-sale securities			¥ 846
Carrying amount of equity securities with readily determinable fair values	¥ 1,895,690	¥ 2,154,951
Carrying amount of equity securities without readily determinable fair values	¥ 364,593	¥ 279,178
Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years